Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Under “Principal Investment Strategies” for the PNC International Equity Fund on page 5 of the prospectus and in the section entitled “Details About the Funds” under the PNC International Equity Fund on page 32 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

B.  Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund on page 8 of the prospectus and in the section entitled “Details About the Funds” under the PNC Large Cap Core Equity Fund on page 33 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

C.  The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund on page 17 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Core Fund on page 34 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

D.  The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund on page 20 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Growth Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

E.  The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund on page 23 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Value Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

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F.  Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund on page 25 of the prospectus and under the section entitled “Details About the Funds” under the PNC S&P 500 Index Fund on page 35 of the prospectus, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

G.  The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 29 of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 36 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Under “Principal Investment Strategies” for the PNC International Equity Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC International Equity Fund on page 26 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

B.  Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund on page 7 of the prospectus and in the section entitled “Details About the Funds” under the PNC Large Cap Core Equity Fund on page 27 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

C.  The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund on page 15 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Core Fund on page 28 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

D.  The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund on page 17 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Growth Fund on page 29 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

E.  The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund on page 19 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Value Fund on page 29 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

SP-EQI-0911

F.  Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund on page 21 of the prospectus and under the section entitled “Details About the Funds” under the PNC S&P 500 Index Fund on page 29 of the prospectus, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

G.  The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 23of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 30 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 42 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

B.  Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund on page 10 of the prospectus and in the section entitled “Details About the Funds” under the PNC Intermediate Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).

C.  Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund on page 19 of the prospectus and in the section entitled “Details About the Funds” under the PNC Ultra Short Bond Fund on page 44 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 41 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

B.  Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund on page 10 of the prospectus and in the section entitled “Details About the Funds” under the PNC Intermediate Bond Fund on page 42 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).

C.  Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund on page 19 of the prospectus and in the section entitled “Details About the Funds” under the PNC Ultra Short Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Supplement dated September 28, 2011 to the

PNC Funds Statement of Additional Information (“SAI”)

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with such SAI.

A.  Under PNC International Equity Fund on page 3 of the SAI, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

B.  Under PNC Large Cap Core Equity Fund on page 3 of the SAI, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

C.  Under PNC Multi-Factor Small Cap Core Fund on page 4 of SAI, the second sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).

D.  Under PNC Multi-Factor Small Cap Growth Fund on page 4 of SAI, the second sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.

E.  Under PNC Multi-Factor Small Cap Value Fund on page 4 of SAI, the second sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).

F.  Under PNC S&P 500 Index Fund on page 5 of SAI, the first sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.

G.  Under PNC Small Cap Fund on page 6 of SAI, the third sentence in the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

SP-EQSAI-0911

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.

H.  Under PNC Government Mortgage Fund on page 7 of SAI, the first sentence in the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

I.  Under PNC Intermediate Bond Fund on page 8 of SAI, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).

J.  Under PNC Ultra Short Bond Fund on page 8 of SAI, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQSAI-0911